Recent Accounting Pronouncements and Significant Accounting Policies, Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of Long-Lived Assets [Abstract]
Term of average historical rates available for each type of vessel	10 years
Impairment charges	$ 0
Tanker Vessels [Member]
Impairment of Long-Lived Assets [Abstract]
Effective fleet utilization percentage	89.00%
Impairment charges		$ 0	$ 0
Container Vessels [Member]
Impairment of Long-Lived Assets [Abstract]
Effective fleet utilization percentage	98.00%
Impairment charges			$ 0